Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) $ in Thousands		3 Months Ended		6 Months Ended
	Nov. 15, 2017 ₪ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 shares	Jun. 30, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Business merger date	Nov. 15, 2017
Common stock, par value | ₪ / shares						₪ 0.07		₪ 0.07
Reverse split of ordinary shares	1-for-7			1- for- 7
Reverse split of ordinary shares, ratio	0.1429			0.1429
Accumulated deficit | $		$ (39,610)		$ (39,610)			$ (23,089)
Cash equivalents and short-term investments acquired | $		$ 36,400		$ 36,400
Ownership percentage		30.00%		30.00%
Antidilutive securities excluded from computation of earnings per share		81,056	3,127,673	87,028	2,956,263
Treasury shares		43,000		43,000			43,000
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Equity method ownership percentage		20.00%		20.00%
Alocobra Limited [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Stock issued during period, shares, acquisitions	6,631,712
Common stock, par value | ₪ / shares	₪ 0.07